CECL (Details 9) - CHF (SFr) SFr in Millions	Jun. 30, 2022	Dec. 31, 2021
Financing Receivable, Recorded Investment, Past Due [Line Items]
Other financial assets held at amortized cost, past due	SFr 0	SFr 0
Other financial assets held at amortized cost, total	1,301	1,042
Bank
Financing Receivable, Recorded Investment, Past Due [Line Items]
Other financial assets held at amortized cost, total	SFr 1,301	SFr 1,042